EMPLOYEE BENEFIT PLAN (Details) - Savings Plan $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Percent of matching contributions	50.00%
Percent of total compensation for each participant	6.00%
Minimum requisite service period (in years)	3 years
Contribution expense	$ 3.2